UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21034

SANFORD C. BERNSTEIN FUND II, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2016

Date of reporting period: December 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

Sanford C. Bernstein Fund, Inc.

Intermediate Duration Institutional Portfolio

Portfolio of Investments

December 31, 2015 (unaudited)

	Principal Amount (000)		U.S. $ Value
CORPORATES - INVESTMENT GRADE - 26.4%
Industrial - 16.8%
Basic - 1.2%
Barrick Gold Corp.
4.10%, 5/01/23	U.S. $	84	$72,060
Barrick North America Finance LLC
4.40%, 5/30/21		33	29,632
BHP Billiton Finance USA Ltd.
3.25%, 11/21/21		10	9,393
Dow Chemical Co. (The)
3.00%, 11/15/22		15	14,360
4.125%, 11/15/21		30	31,452
7.375%, 11/01/29		175	216,134
8.55%, 5/15/19		771	908,738
Eastman Chemical Co.
3.80%, 3/15/25		560	542,323
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc.
6.50%, 11/15/20		243	156,735
Freeport-McMoRan, Inc.
2.375%, 3/15/18		29	22,620
Glencore Funding LLC
4.125%, 5/30/23 (a)		498	367,280
International Paper Co.
3.65%, 6/15/24		258	252,337
3.80%, 1/15/26		552	543,855
4.75%, 2/15/22		969	1,034,903
5.15%, 5/15/46		83	78,965
LYB International Finance BV
4.00%, 7/15/23		75	74,765
LyondellBasell Industries NV
5.75%, 4/15/24		996	1,097,278
Minsur SA
6.25%, 2/07/24 (a)		397	365,595
Mosaic Co. (The)
5.625%, 11/15/43		486	465,830
Rio Tinto Finance USA PLC
2.25%, 12/14/18		52	50,703
Sociedad Quimica y Minera de Chile SA
3.625%, 4/03/23 (a)		1,043	896,980
Vale Overseas Ltd.
6.875%, 11/21/36		345	241,169

			7,473,107

Capital Goods - 0.7%
BAE Systems Holdings, Inc.
3.80%, 10/07/24 (a)		48	47,729
General Electric Capital Corp.
2.95%, 5/09/16		22	22,145
4.65%, 10/17/21		41	45,394
5.875%, 1/14/38		43	52,613
Series G
5.625%, 5/01/18		125	136,325
General Electric Co.
Series B
4.10%, 12/15/22 (b)		355	354,113

	Principal Amount (000)	U.S. $ Value
Odebrecht Finance Ltd.
5.25%, 6/27/29 (a)	1,056	509,520
Owens Corning
6.50%, 12/01/16 (c)	99	101,864
Republic Services, Inc.
3.80%, 5/15/18	21	21,753
5.25%, 11/15/21	1,003	1,108,853
5.50%, 9/15/19	1,343	1,477,575
Yamana Gold, Inc.
4.95%, 7/15/24	738	625,811

		4,503,695

Communications - Media - 2.7%
21st Century Fox America, Inc.
3.00%, 9/15/22	200	197,084
4.50%, 2/15/21	55	59,182
6.15%, 3/01/37-2/15/41	733	823,174
6.55%, 3/15/33	795	906,041
CBS Corp.
3.50%, 1/15/25	1,660	1,582,529
5.75%, 4/15/20	85	93,919
CCO Safari II LLC
4.908%, 7/23/25 (a)	470	469,543
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	45	62,129
Comcast Corp.
3.125%, 7/15/22	17	17,277
5.15%, 3/01/20	33	36,872
Cox Communications, Inc.
2.95%, 6/30/23 (a)	454	399,935
Discovery Communications LLC
3.45%, 3/15/25	918	831,049
Mcgraw Hill Financial, Inc.
4.40%, 2/15/26	1,150	1,176,636
NBCUniversal Enterprise, Inc.
5.25%, 3/19/21 (a)(b)	1,155	1,224,300
RELX Capital, Inc.
8.625%, 1/15/19	87	101,466
TCI Communications, Inc.
7.875%, 2/15/26	136	183,804
Time Warner Cable, Inc.
4.00%, 9/01/21	30	30,292
4.125%, 2/15/21	1,795	1,832,831
4.50%, 9/15/42	450	353,152
5.00%, 2/01/20	75	79,392
Time Warner, Inc.
3.40%, 6/15/22	63	62,715
3.55%, 6/01/24	1,501	1,472,847
3.60%, 7/15/25	1,175	1,143,838
4.70%, 1/15/21	1,205	1,296,893
7.625%, 4/15/31	15	18,560
Viacom, Inc.
3.875%, 12/15/21-4/01/24	1,597	1,499,221
5.625%, 9/15/19	525	566,949
6.25%, 4/30/16	2	2,031

		16,523,661

	Principal Amount (000)		U.S. $ Value
Communications - Telecommunications - 2.4%
America Movil SAB de CV
3.125%, 7/16/22		1,403	1,378,613
American Tower Corp.
2.80%, 6/01/20		31	30,614
4.70%, 3/15/22		30	31,531
5.05%, 9/01/20		2,285	2,466,811
AT&T Corp.
8.25%, 11/15/31 (d)		15	20,041
AT&T, Inc.
3.00%, 2/15/22		45	44,113
3.40%, 5/15/25		1,985	1,907,764
4.45%, 5/15/21		46	48,960
BellSouth Telecommunications LLC
7.00%, 10/01/25		135	161,444
British Telecommunications PLC
9.625%, 12/15/30		63	91,927
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
3.80%, 3/15/22		697	701,407
4.45%, 4/01/24		1,893	1,944,285
4.60%, 2/15/21		30	31,775
New Cingular Wireless Services, Inc.
8.75%, 3/01/31		20	27,565
Rogers Communications, Inc.
4.00%, 6/06/22	CAD	256	196,384
Telefonica Emisiones SAU
5.462%, 2/16/21	U.S. $	1,140	1,274,080
Verizon Communications, Inc.
3.50%, 11/01/21-11/01/24		1,606	1,587,079
3.85%, 11/01/42		801	654,725
5.15%, 9/15/23		5	5,497
6.55%, 9/15/43		1,477	1,753,509
7.35%, 4/01/39		60	74,369
Vodafone Group PLC
4.375%, 3/16/21		15	15,869

			14,448,362

Consumer Cyclical - Automotive - 1.2%
Ford Motor Credit Co. LLC
2.597%, 11/04/19		748	734,543
3.664%, 9/08/24		1,327	1,290,389
5.00%, 5/15/18		1,984	2,083,984
5.875%, 8/02/21		930	1,037,077
General Motors Co.
3.50%, 10/02/18		640	646,426
General Motors Financial Co., Inc.
3.10%, 1/15/19		1,110	1,108,387
3.25%, 5/15/18		85	85,426
4.00%, 1/15/25		202	191,649
4.30%, 7/13/25		260	252,119

			7,430,000

	Principal Amount (000)	U.S. $ Value
Consumer Cyclical - Other - 0.0%
Marriott International, Inc./MD
3.00%, 3/01/19	20	20,272

Consumer Cyclical - Retailers - 0.8%
CVS Health Corp.
3.875%, 7/20/25	1,300	1,326,754
Kohl’s Corp.
4.25%, 7/17/25	1,632	1,591,441
Macy’s Retail Holdings, Inc.
3.875%, 1/15/22	104	102,408
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24	1,655	1,605,628

		4,626,231

Consumer Non-Cyclical - 3.4%
AbbVie, Inc.
3.60%, 5/14/25	860	848,764
Actavis Funding SCS
3.00%, 3/12/20	46	45,963
3.80%, 3/15/25	1,443	1,435,631
3.85%, 6/15/24	485	485,864
Agilent Technologies, Inc.
5.00%, 7/15/20	20	21,487
Ahold Finance USA LLC
6.875%, 5/01/29	100	122,580
Altria Group, Inc.
2.625%, 1/14/20	1,665	1,668,092
4.75%, 5/05/21	60	65,101
AstraZeneca PLC
6.45%, 9/15/37	460	581,716
Baxalta, Inc.
5.25%, 6/23/45 (a)	650	652,192
Bayer US Finance LLC
3.375%, 10/08/24 (a)	521	524,708
Becton Dickinson and Co.
3.734%, 12/15/24	728	734,207
Biogen, Inc.
4.05%, 9/15/25	1,352	1,358,135
Bunge Ltd. Finance Corp.
8.50%, 6/15/19	31	35,879
Celgene Corp.
3.875%, 8/15/25	1,460	1,454,087
Gilead Sciences, Inc.
3.65%, 3/01/26	1,297	1,307,997
Grupo Bimbo SAB de CV
3.875%, 6/27/24 (a)	1,115	1,083,655
Kimberly-Clark Corp.
3.875%, 3/01/21	35	37,719
Kraft Heinz Foods Co.
2.80%, 7/02/20 (a)	650	648,319
3.50%, 7/15/22 (a)	830	835,723
Laboratory Corp. of America Holdings
3.60%, 2/01/25	525	506,591
Medtronic, Inc.
3.50%, 3/15/25	1,635	1,648,358

	Principal Amount (000)	U.S. $ Value
Mylan, Inc.
2.60%, 6/24/18	60	59,539
Perrigo Finance PLC
3.50%, 12/15/21	237	230,361
3.90%, 12/15/24	555	535,493
Reynolds American, Inc.
3.25%, 11/01/22	1,362	1,346,706
5.85%, 8/15/45	412	458,037
Thermo Fisher Scientific, Inc.
4.15%, 2/01/24	669	694,878
Tyson Foods, Inc.
2.65%, 8/15/19	331	331,183
3.95%, 8/15/24	1,079	1,107,819
4.50%, 6/15/22	76	80,892

		20,947,676

Energy - 3.3%
Anadarko Petroleum Corp.
5.95%, 9/15/16	19	19,524
6.375%, 9/15/17	5	5,243
ConocoPhillips
6.00%, 1/15/20	30	33,423
ConocoPhillips Holding Co.
6.95%, 4/15/29	55	62,997
Diamond Offshore Drilling, Inc.
4.875%, 11/01/43	636	386,108
Encana Corp.
3.90%, 11/15/21	800	660,338
Energy Transfer Partners LP
4.65%, 6/01/21	25	23,471
6.125%, 2/15/17	140	143,004
6.625%, 10/15/36	120	103,917
6.70%, 7/01/18	809	850,695
7.50%, 7/01/38	1,389	1,282,919
EnLink Midstream Partners LP
5.05%, 4/01/45	1,125	697,590
Enterprise Products Operating LLC
3.35%, 3/15/23	80	72,341
3.70%, 2/15/26	1,477	1,324,872
5.20%, 9/01/20	591	619,844
Halliburton Co.
5.00%, 11/15/45	1,630	1,611,325
Kinder Morgan Energy Partners LP
2.65%, 2/01/19	73	67,487
3.95%, 9/01/22	2,125	1,849,855
4.15%, 3/01/22	34	30,212
6.85%, 2/15/20	18	18,618
Kinder Morgan, Inc./DE
5.00%, 2/15/21 (a)	645	613,067
Marathon Petroleum Corp.
5.125%, 3/01/21	40	41,983
Noble Energy, Inc.
3.90%, 11/15/24	874	777,879
4.15%, 12/15/21	10	9,691
8.25%, 3/01/19	2,429	2,716,581
Noble Holding International Ltd.
4.90%, 8/01/20	70	53,206

	Principal Amount (000)	U.S. $ Value
Phillips 66
4.30%, 4/01/22	76	78,189
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24	1,199	961,879
Regency Energy Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23	251	217,150
Reliance Holding USA, Inc.
5.40%, 2/14/22 (a)	1,471	1,589,399
Schlumberger Holdings Corp.
3.625%, 12/21/22 (a)	1,580	1,560,760
TransCanada PipeLines Ltd.
3.80%, 10/01/20	10	10,200
6.35%, 5/15/67	1,425	1,075,875
Valero Energy Corp.
6.125%, 2/01/20	65	71,682
Williams Partners LP
3.90%, 1/15/25	16	12,023
4.125%, 11/15/20	784	699,941

		20,353,288

Other Industrial - 0.1%
Hutchison Whampoa International 14 Ltd.
1.625%, 10/31/17 (a)	544	539,198

Technology - 1.0%
Hewlett Packard Enterprise Co.
4.90%, 10/15/25 (a)	1,605	1,573,885
HP Enterprise Services LLC
7.45%, 10/15/29	35	40,593
HP, Inc.
3.75%, 12/01/20	8	7,938
4.65%, 12/09/21	911	907,555
Intel Corp.
4.80%, 10/01/41	60	62,549
KLA-Tencor Corp.
4.65%, 11/01/24	1,202	1,209,397
Motorola Solutions, Inc.
3.50%, 3/01/23	51	44,739
7.50%, 5/15/25	250	273,385
Oracle Corp.
5.25%, 1/15/16	53	53,078
Seagate HDD Cayman
4.75%, 1/01/25	679	565,405
Tencent Holdings Ltd.
3.375%, 5/02/19 (a)	932	947,701
Total System Services, Inc.
2.375%, 6/01/18	719	711,532
3.75%, 6/01/23	30	29,106

		6,426,863

		103,292,353

	Principal Amount (000)	U.S. $ Value
Financial Institutions - 8.5%
Banking - 5.3%
American Express Co.
2.65%, 12/02/22	11	10,656
Bank of America Corp.
3.30%, 1/11/23	453	445,899
3.875%, 3/22/17-8/01/25	150	152,505
4.00%, 4/01/24	29	29,659
4.20%, 8/26/24	45	44,648
5.00%, 5/13/21	10	10,926
5.625%, 7/01/20	225	249,923
5.875%, 1/05/21	20	22,635
Series L
2.60%, 1/15/19	1,864	1,870,075
5.65%, 5/01/18	5	5,377
BNP Paribas SA
7.375%, 8/19/25 (a)(b)	625	641,406
BPCE SA
5.70%, 10/22/23 (a)	379	397,929
Capital One Financial Corp.
4.75%, 7/15/21	90	97,484
Citigroup, Inc.
3.875%, 3/26/25	1,300	1,266,474
Compass Bank
5.50%, 4/01/20	1,454	1,548,984
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
3.95%, 11/09/22	443	448,415
4.375%, 8/04/25	1,044	1,061,803
Countrywide Financial Corp.
6.25%, 5/15/16	1,040	1,057,530
Credit Suisse Group Funding Guernsey Ltd.
3.75%, 3/26/25 (a)	2,250	2,176,389
Fifth Third Bancorp
3.50%, 3/15/22	32	32,430
Goldman Sachs Group, Inc. (The)
3.75%, 5/22/25	501	504,341
3.85%, 7/08/24	1,745	1,780,703
5.35%, 1/15/16	230	230,241
5.75%, 1/24/22	240	272,933
Series D
6.00%, 6/15/20	2,385	2,695,312
Series G
7.50%, 2/15/19	115	131,590
HSBC Holdings PLC
4.00%, 3/30/22	90	94,479
5.10%, 4/05/21	70	77,823
JPMorgan Chase & Co.
3.625%, 5/13/24	85	86,260
4.35%, 8/15/21	10	10,642
4.40%, 7/22/20	125	133,423
4.50%, 1/24/22	40	43,144
4.625%, 5/10/21	60	64,809
Lloyds Bank PLC
4.20%, 3/28/17	20	20,615
Mizuho Financial Group Cayman 3 Ltd.
4.60%, 3/27/24 (a)	1,568	1,614,096

	Principal Amount (000)	U.S. $ Value
Morgan Stanley
3.75%, 2/25/23	39	39,946
5.625%, 9/23/19	1,098	1,211,752
7.25%, 4/01/32	35	45,869
Series F
3.875%, 4/29/24	31	31,601
Series G
5.50%, 7/24/20-7/28/21	1,999	2,229,756
6.625%, 4/01/18	55	60,309
Murray Street Investment Trust I
4.647%, 3/09/17	283	291,574
Nationwide Building Society
6.25%, 2/25/20 (a)	1,490	1,703,580
PNC Funding Corp.
5.125%, 2/08/20	75	82,478
Rabobank Capital Funding Trust III
5.254%, 10/21/16 (a)(b)	745	757,106
Santander Issuances SAU
5.179%, 11/19/25	1,200	1,181,818
Standard Chartered PLC
6.409%, 1/30/17 (a)(b)	400	400,400
Series E
4.00%, 7/12/22 (a)	2,175	2,191,313
State Street Corp.
3.70%, 11/20/23	35	36,418
UBS AG/Stamford CT
7.625%, 8/17/22	1,334	1,520,760
UBS Group Funding Jersey Ltd.
4.125%, 9/24/25 (a)	836	831,343
Wells Fargo Bank NA
5.60%, 3/15/16	150	151,515

		32,099,096

Brokerage - 0.0%
Nomura Holdings, Inc.
2.00%, 9/13/16	108	108,434

Finance - 0.2%
Aviation Capital Group Corp.
7.125%, 10/15/20 (a)	955	1,098,767
HSBC Finance Corp.
6.676%, 1/15/21	101	115,915

		1,214,682

Insurance - 2.2%
Allied World Assurance Co. Holdings Ltd.
7.50%, 8/01/16	815	842,029
American International Group, Inc.
4.875%, 6/01/22	1,745	1,884,495
6.40%, 12/15/20	785	905,603
Anthem, Inc.
3.30%, 1/15/23	24	23,324
Coventry Health Care, Inc.
5.45%, 6/15/21	20	22,091
5.95%, 3/15/17	555	582,816

	Principal Amount (000)	U.S. $ Value
Dai-ichi Life Insurance Co., Ltd. (The)
5.10%, 10/28/24 (a)(b)	673	699,920
Guardian Life Insurance Co. of America (The)
7.375%, 9/30/39 (a)	915	1,165,826
Hartford Financial Services Group, Inc. (The)
5.125%, 4/15/22	1,120	1,230,000
5.50%, 3/30/20	551	609,953
6.10%, 10/01/41	150	174,108
Humana, Inc.
6.30%, 8/01/18	25	27,516
7.20%, 6/15/18	35	39,162
Lincoln National Corp.
8.75%, 7/01/19	728	874,339
Massachusetts Mutual Life Insurance Co.
8.875%, 6/01/39 (a)	15	21,782
MetLife Capital Trust IV
7.875%, 12/15/37 (a)	970	1,183,400
MetLife, Inc.
4.75%, 2/08/21	350	383,086
6.75%, 6/01/16	65	66,489
7.717%, 2/15/19	575	668,041
10.75%, 8/01/39	10	15,663
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)	537	779,422
Prudential Financial, Inc.
4.50%, 11/15/20	72	77,270
5.625%, 6/15/43	761	778,122
Reliance Standard Life Global Funding II
2.50%, 4/24/19 (a)	60	59,786
Swiss Re Solutions Holding Corp.
7.00%, 2/15/26	35	43,219
XLIT Ltd.
5.50%, 3/31/45	285	266,267
6.25%, 5/15/27	195	224,319

		13,648,048

REITS - 0.8%
HCP, Inc.
5.375%, 2/01/21	7	7,623
6.00%, 1/30/17	65	67,710
Host Hotels & Resorts LP
Series D
3.75%, 10/15/23	43	41,458
Trust F/1401
5.25%, 12/15/24 (a)	1,410	1,399,425
Welltower, Inc.
5.25%, 1/15/22	3,035	3,282,689
6.20%, 6/01/16	95	96,844

		4,895,749

		51,966,009

	Principal Amount (000)	U.S. $ Value
Utility - 1.1%
Electric - 0.8%
Berkshire Hathaway Energy Co.
6.125%, 4/01/36	90	104,953
CMS Energy Corp.
5.05%, 3/15/22	345	375,202
Constellation Energy Group, Inc.
5.15%, 12/01/20	590	640,589
Duke Energy Carolinas LLC
3.90%, 6/15/21	42	44,600
Entergy Corp.
4.00%, 7/15/22	1,148	1,171,164
Exelon Corp.
5.10%, 6/15/45 (a)	415	418,027
Exelon Generation Co. LLC
4.25%, 6/15/22	667	675,801
Pacific Gas & Electric Co.
4.50%, 12/15/41	45	44,850
6.05%, 3/01/34	15	17,674
TECO Finance, Inc.
4.00%, 3/15/16	595	597,883
5.15%, 3/15/20	695	746,271
Union Electric Co.
6.70%, 2/01/19	5	5,682
Wisconsin Electric Power Co.
4.25%, 12/15/19	23	24,705

		4,867,401

Natural Gas - 0.3%
Engie SA
1.625%, 10/10/17 (a)	23	22,875
NiSource Finance Corp.
6.80%, 1/15/19	70	78,529
Sempra Energy
4.05%, 12/01/23	85	87,557
Talent Yield Investments Ltd.
4.50%, 4/25/22 (a)	1,775	1,838,412

		2,027,373

		6,894,774

Total Corporates - Investment Grade (cost $161,887,725)		162,153,136

MORTGAGE PASS-THROUGHS - 20.3%
Agency ARMs - 0.0%
Federal Home Loan Mortgage Corp.
Series 2006
2.889%, 12/01/36 (c)	1	1,431
Series 2007
2.795%, 3/01/37 (c)	2	2,486
Federal National Mortgage Association
Series 2007
2.433%, 3/01/37 (d)	5	5,551
2.049%, 2/01/37 (c)	3	3,347

		12,815

	Principal Amount (000)	U.S. $ Value
Agency Fixed Rate 15-Year - 1.8%
Federal National Mortgage Association
3.50%, 9/01/20-11/01/29	6,237	6,535,630
2.50%, 1/01/31, TBA	4,317	4,351,401

		10,887,031

Agency Fixed Rate 30-Year - 18.5%
Federal Home Loan Mortgage Corp. Gold
Series 2007
5.50%, 7/01/35	531	594,055
Series 2005
5.50%, 1/01/35	89	99,870
3.50%, 7/01/45	3,015	3,125,098
4.00%, 1/01/45	6,602	7,051,302
Federal National Mortgage Association
Series 2003
5.50%, 4/01/33-7/01/33	1,533	1,713,184
Series 2004
5.50%, 2/01/34-11/01/34	1,388	1,551,313
Series 2005
5.50%, 2/01/35	1,486	1,660,590
Series 2006
5.50%, 4/01/36	324	363,144
Series 2007
5.50%, 5/01/36-8/01/37	175	195,677
4.00%, 1/01/46, TBA	14,826	15,685,445
Series 2008
5.50%, 8/01/37	2	2,239
3.50%, 12/01/41-9/01/45	23,456	24,365,862
4.00%, 10/01/44-8/01/45	13,425	14,347,730
3.00%, 5/01/45-8/01/45	6,087	6,092,100
5.50%, 9/01/36	12	13,581
5.00%, 6/01/40	68	74,804
3.50%, 1/01/46, TBA	1,267	1,306,891
4.50%, 1/25/46, TBA	15,345	16,572,600
Government National Mortgage Association
4.50%, 7/20/45	5,422	5,839,069
3.50%, 2/01/46, TBA	9,189	9,556,919
3.00%, 12/20/45	3,353	3,400,806

		113,612,279

Total Mortgage Pass-Throughs (cost $124,512,490)		124,512,125

ASSET-BACKED SECURITIES - 16.3%
Autos - Fixed Rate - 9.4%
Ally Auto Receivables Trust
Series 2015-2, Class A3
1.49%, 11/15/19	1,236	1,230,092
Ally Master Owner Trust
Series 2012-4, Class A
1.72%, 7/15/19	2,525	2,526,357
Series 2014-1, Class A2
1.29%, 1/15/19	120	119,717

	Principal Amount (000)	U.S. $ Value
Series 2015-3, Class A
1.63%, 5/15/20	89	88,168
AmeriCredit Automobile Receivables Trust
Series 2013-3, Class A3
0.92%, 4/09/18	1,102	1,102,135
Series 2013-4, Class A3
0.96%, 4/09/18	486	485,421
ARI Fleet Lease Trust
Series 2014-A, Class A2
0.81%, 11/15/22 (a)	386	385,030
Avis Budget Rental Car Funding AESOP LLC
Series 2013-2A, Class A
2.97%, 2/20/20 (a)	2,535	2,527,562
Series 2014-1A, Class A
2.46%, 7/20/20 (a)	1,951	1,960,555
Bank of The West Auto Trust
Series 2015-1, Class A3
1.31%, 10/15/19 (a)	2,337	2,329,408
California Republic Auto Receivables Trust
Series 2014-2, Class A4
1.57%, 12/16/19	1,080	1,071,598
Series 2015-2, Class A3
1.31%, 8/15/19	1,065	1,057,214
Capital Auto Receivables Asset Trust
Series 2014-1, Class B
2.22%, 1/22/19	395	396,050
CarMax Auto Owner Trust
Series 2015-4, Class A3
1.56%, 11/16/20	64	63,382
Chrysler Capital Auto Receivables Trust
Series 2014-BA, Class A2
0.69%, 9/15/17 (a)	12	12,340
Series 2015-BA, Class A3
1.91%, 3/16/20 (a)	997	993,870
CPS Auto Receivables Trust
Series 2013-B, Class A
1.82%, 9/15/20 (a)	560	559,110
Series 2014-B, Class A
1.11%, 11/15/18 (a)	501	496,954
Drive Auto Receivables Trust
Series 2015-BA, Class A2A
0.93%, 12/15/17 (a)	614	613,546
Series 2015-CA, Class A2A
1.03%, 2/15/18 (a)	531	530,585
Series 2015-DA, Class A2A
1.23%, 6/15/18 (a)	959	958,015
Enterprise Fleet Financing LLC
Series 2014-1, Class A2
0.87%, 9/20/19 (a)	334	333,529
Series 2014-2, Class A2
1.05%, 3/20/20 (a)	1,036	1,031,579
Series 2015-1, Class A2
1.30%, 9/20/20 (a)	2,211	2,203,196

	Principal Amount (000)	U.S. $ Value
Exeter Automobile Receivables Trust
Series 2014-1A, Class A
1.29%, 5/15/18 (a)	116	115,838
Series 2014-2A, Class A
1.06%, 8/15/18 (a)	164	164,319
Fifth Third Auto Trust
Series 2014-3, Class A4
1.47%, 5/17/21	1,430	1,417,968
Flagship Credit Auto Trust
Series 2013-1, Class A
1.32%, 4/16/18 (a)	83	82,608
Ford Credit Auto Owner Trust
Series 2012-B, Class A4
1.00%, 9/15/17	726	726,225
Series 2012-D, Class B
1.01%, 5/15/18	860	856,152
Series 2014-2, Class A
2.31%, 4/15/26 (a)	2,407	2,401,388
Series 2014-B, Class A2
0.47%, 3/15/17	2	1,826
Ford Credit Floorplan Master Owner Trust
Series 2014-1, Class A1
1.20%, 2/15/19	57	56,851
Series 2015-2, Class A1
1.98%, 1/15/22	1,688	1,663,270
GM Financial Automobile Leasing Trust
Series 2015-1, Class A2
1.10%, 12/20/17	2,032	2,028,989
Series 2015-2, Class A3
1.68%, 12/20/18	2,229	2,216,528
Series 2015-3, Class A3
1.69%, 3/20/19	2,050	2,034,435
GMF Floorplan Owner Revolving Trust
Series 2015-1, Class A1
1.65%, 5/15/20 (a)	1,078	1,066,350
Harley-Davidson Motorcycle Trust
Series 2014-1, Class A3
1.10%, 9/15/19	1,455	1,449,623
Series 2015-1, Class A3
1.41%, 6/15/20	1,012	1,006,285
Series 2015-2, Class A3
1.30%, 3/16/20	88	87,490
Hertz Vehicle Financing II LP
Series 2015-2A, Class A
2.02%, 9/25/19 (a)	924	915,242
Series 2015-2A, Class C
3.95%, 9/25/19 (a)	600	594,568
Hertz Vehicle Financing LLC
Series 2013-1A, Class A1
1.12%, 8/25/17 (a)	1,665	1,661,288
Series 2013-1A, Class A2
1.83%, 8/25/19 (a)	3,845	3,815,754
Hyundai Auto Lease Securitization Trust
Series 2015-A, Class A2
1.00%, 10/16/17 (a)	59	59,179
Series 2015-B, Class A3
1.40%, 11/15/18 (a)	1,107	1,104,807

	Principal Amount (000)	U.S. $ Value
Hyundai Auto Receivables Trust
Series 2015-A, Class A2
0.68%, 10/16/17	26	26,378
Mercedes Benz Auto Lease Trust
Series 2015-B, Class A3
1.34%, 7/16/18	1,245	1,238,630
Nissan Auto Lease Trust
Series 2015-A, Class A3
1.40%, 6/15/18	1,941	1,937,226
Porsche Innovative Lease Owner Trust
Series 2015-1, Class A4
1.43%, 5/21/21 (a)	100	99,468
Santander Drive Auto Receivables Trust
Series 2014-2, Class A3
0.80%, 4/16/18	1,123	1,122,601
Series 2015-3, Class A2A
1.02%, 9/17/18	954	952,645
Series 2015-4,Class A2A
1.20%, 12/17/18	1,079	1,076,081
TCF Auto Receivables Owner Trust
Series 2015-1A, Class A2
1.02%, 8/15/18 (a)	1,361	1,358,067
Volkswagen Auto Loan Enhanced Trust
Series 2014-1, Class A3
0.91%, 10/22/18	94	93,414
Westlake Automobile Receivables Trust
Series 2015-3A, Class A2A
1.42%, 5/17/21 (a)	1,084	1,081,673

		57,588,579

Credit Cards - Fixed Rate - 2.6%
American Express Credit Account Master Trust
Series 2014-2, Class A
1.26%, 1/15/20	794	793,512
Barclays Dryrock Issuance Trust
Series 2014-3, Class A
2.41%, 7/15/22	2,297	2,315,576
Series 2015-1, Class A
2.20%, 12/15/22	100	99,611
Series 2015-2, Class A
1.56%, 3/15/21	1,501	1,500,667
Series 2015-4, Class A
1.72%, 8/16/21	1,130	1,121,550
Capital One Multi-Asset Execution Trust
Series 2015-A5, Class A5
1.60%, 5/17/21	1,004	1,000,607
Chase Issuance Trust
Series 2013-A1, Class A1
1.30%, 2/18/20	100	99,444
Discover Card Execution Note Trust
Series 2015-A2, Class A
1.90%, 10/17/22	2,050	2,017,380
Synchrony Credit Card Master Note Trust
Series 2012-2, Class A
2.22%, 1/15/22	1,942	1,947,203
Series 2015-3, Class A
1.74%, 9/15/21	1,702	1,688,563

	Principal Amount (000)	U.S. $ Value
World Financial Network Credit Card Master Trust
Series 2012-B, Class A
1.76%, 5/17/21	1,815	1,816,540
Series 2013-A, Class A
1.61%, 12/15/21	100	99,617
Series 2015-B,Class A
2.55%, 6/17/24	1,321	1,323,341

		15,823,611

Autos - Floating Rate - 1.6%
BMW Floorplan Master Owner Trust
Series 2015-1A, Class A
0.831%, 7/15/20 (a)(c)	1,949	1,944,172
GE Dealer Floorplan Master Note Trust
Series 2014-1, Class A
0.782%, 7/20/19 (c)	1,165	1,163,359
Series 2015-1, Class A
0.902%, 1/20/20 (c)	2,052	2,037,672
Hertz Fleet Lease Funding LP
Series 2013-3, Class A
0.843%, 12/10/27 (a)(c)	1,093	1,093,919
Navistar Financial Dealer Note Master Trust
Series 2014-1, Class A
1.172%, 10/25/19 (a)(c)	1,356	1,351,835
NCF Dealer Floorplan Master Trust
Series 2014-1A, Class A
1.902%, 10/20/20 (a)(c)	1,613	1,612,999
Volkswagen Credit Auto Master Trust
Series 2014-1A, Class A1
0.752%, 7/22/19 (a)(c)	620	613,115

		9,817,071

Credit Cards - Floating Rate - 1.4%
Cabela’s Credit Card Master Note Trust
Series 2012-1A, Class A2
0.861%, 2/18/20 (a)(c)	1,270	1,270,940
Series 2014-1, Class A
0.681%, 3/16/20 (c)	720	718,624
Discover Card Execution Note Trust
Series 2015-A1, Class A1
0.681%, 8/17/20 (c)	1,933	1,928,992
First National Master Note Trust
Series 2013-2, Class A
0.861%, 10/15/19 (c)	1,523	1,523,360
World Financial Network Credit Card Master Trust
Series 2014-A, Class A
0.711%, 12/15/19 (c)	1,570	1,570,214
Series 2015-A, Class A
0.811%, 2/15/22 (c)	1,322	1,314,011

		8,326,141

	Principal Amount (000)	U.S. $ Value
Other ABS - Fixed Rate - 1.3%
Ascentium Equipment Receivables LLC
Series 2015-2A, Class A1
1.00%, 11/10/16 (a)	1,810	1,809,861
CIT Equipment Collateral
Series 2013-VT1, Class A3
1.13%, 7/20/20 (a)	31	30,761
Series 2014-VT1, Class A2
0.86%, 5/22/17 (a)	1,151	1,150,004
CNH Equipment Trust
Series 2014-B, Class A4
1.61%, 5/17/21	1,156	1,149,065
Series 2015-A, Class A4
1.85%, 4/15/21	1,170	1,163,584
Dell Equipment Finance Trust
Series 2015-1, Class A3
1.30%, 3/23/20 (a)	749	743,220
Series 2015-2, Class A2A
1.42%, 12/22/17 (a)	556	554,126
SBA Tower Trust
3.156%, 10/15/20 (a)	1,340	1,318,252
Volvo Financial Equipment LLC
Series 2015-1A, Class A3
1.51%, 6/17/19 (a)	73	73,015

		7,991,888

Home Equity Loans - Floating Rate - 0.0%
Asset Backed Funding Certificates Trust
Series 2003-WF1, Class A2
1.547%, 12/25/32 (c)	213	203,868
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates
Series 2004-1, Class 1A
0.722%, 4/25/34 (c)	102	96,725

		300,593

Home Equity Loans - Fixed Rate - 0.0%
Credit-Based Asset Servicing and Securitization LLC
Series 2003-CB1, Class AF
3.95%, 1/25/33	143	143,789

Total Asset-Backed Securities (cost $100,330,129)		99,991,672

COMMERCIAL MORTGAGE-BACKED SECURITIES - 11.1%
Non-Agency Fixed Rate CMBS - 9.4%
Banc of America Commercial Mortgage Trust
Series 2007-4, Class A1A
5.774%, 2/10/51	3,077	3,199,910
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW13, Class AJ
5.611%, 9/11/41	983	993,921

	Principal Amount (000)	U.S. $ Value
BHMS Mortgage Trust
Series 2014-ATLS, Class AFX
3.601%, 7/05/33 (a)	1,705	1,724,903
CGRBS Commercial Mortgage Trust
Series 2013-VN05, Class A
3.369%, 3/13/35 (a)	2,495	2,505,299
Citigroup Commercial Mortgage Trust
Series 2006-C4, Class A1A
5.811%, 3/15/49	402	403,945
Series 2015-GC27, Class A5
3.137%, 2/10/48	1,333	1,301,184
COBALT CMBS Commercial Mortgage Trust
Series 2007-C3, Class A4
5.766%, 5/15/46	1,378	1,431,458
Commercial Mortgage Loan Trust
Series 2008-LS1, Class A1A
6.044%, 12/10/49	173	181,780
Commercial Mortgage Pass Through Certificates
Series 2006-C8, Class A1A
5.292%, 12/10/46	1,218	1,245,565
Commercial Mortgage Trust
Series 2006-C8, Class A4
5.306%, 12/10/46	58	59,273
Series 2007-GG9, Class A4
5.444%, 3/10/39	4,071	4,161,946
Series 2013-CR6, Class A2
2.122%, 3/10/46	240	239,905
Series 2013-SFS, Class A1
1.873%, 4/12/35 (a)	971	943,034
Credit Suisse Commercial Mortgage Trust
Series 2007-C3, Class AM
5.699%, 6/15/39	787	800,039
CSAIL Commercial Mortgage Trust
Series 2015-C3, Class A4
3.718%, 8/15/48	1,791	1,826,627
DBUBS Mortgage Trust
Series 2011-LC1A, Class E
5.663%, 11/10/46 (a)	668	704,146
Extended Stay America Trust
Series 2013-ESH7, Class A17
2.295%, 12/05/31 (a)	1,740	1,736,008
GS Mortgage Securities Corp. II
Series 2013-KING, Class A
2.706%, 12/10/27 (a)	2,611	2,632,681
GS Mortgage Securities Trust
Series 2007-GG10, Class A4
5.795%, 8/10/45	1,027	1,055,356
Series 2013-G1, Class A2
3.557%, 4/10/31 (a)	1,499	1,502,188
Series 2013-GC16, Class A2
3.033%, 11/10/46	119	121,430
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2006-CB15, Class A4
5.814%, 6/12/43	30	30,095

	Principal Amount (000)	U.S. $ Value
Series 2006-LDP9, Class AM
5.372%, 5/15/47	672	682,813
Series 2007-LDPX, Class A1A
5.439%, 1/15/49	1,987	2,047,771
Series 2007-LDPX, Class A3
5.42%, 1/15/49	4,595	4,689,880
Series 2008-C2, Class A1A
5.998%, 2/12/51	1,430	1,474,251
Series 2010-C2, Class A1
2.749%, 11/15/43 (a)	131	131,994
Series 2011-C5, Class D
5.323%, 8/15/46 (a)	483	497,404
JPMBB Commercial Mortgage Securities Trust
Series 2015-C31, Class A3
3.801%, 8/15/48	1,894	1,943,635
Series 2015-C32, Class C
4.669%, 11/15/48	1,000	881,207
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AJ
5.452%, 9/15/39	546	549,862
Series 2007-C1, Class AM
5.455%, 2/15/40	515	530,734
LSTAR Commercial Mortgage Trust
Series 2014-2, Class A2
2.767%, 1/20/41 (a)	1,070	1,063,764
Series 2015-3, Class A2
2.729%, 4/20/48 (a)	1,270	1,261,089
Merrill Lynch Mortgage Trust
Series 2006-C2, Class A1A
5.739%, 8/12/43	1,538	1,554,854
ML-CFC Commercial Mortgage Trust
Series 2006-4, Class A1A
5.166%, 12/12/49	2,686	2,740,184
Series 2007-9, Class A4
5.70%, 9/12/49	306	318,529
UBS-Barclays Commercial Mortgage Trust
Series 2012-C3, Class A4
3.091%, 8/10/49	1,102	1,103,595
Series 2012-C4, Class A5
2.85%, 12/10/45	2,192	2,150,566
UBS-Citigroup Commercial Mortgage Trust
Series 2011-C1, Class E
5.888%, 1/10/45 (a)	438	466,809
Wachovia Bank Commercial Mortgage Trust
Series 2006-C26, Class A1A
6.009%, 6/15/45	728	733,450
WF-RBS Commercial Mortgage Trust
Series 2012-C9, Class D
4.802%, 11/15/45 (a)	609	590,052
Series 2013-C14, Class A5
3.337%, 6/15/46	2,326	2,347,681
Series 2013-C15, Class A4
4.153%, 8/15/46	115	122,086
Series 2014-C20, Class A2
3.036%, 5/15/47	1,163	1,188,620

		57,871,523

	Principal Amount (000)		U.S. $ Value
Non-Agency Floating Rate CMBS - 1.6%
Carefree Portfolio Trust
Series 2014-CARE, Class A
1.651%, 11/15/19 (a)(c)		878	873,229
Commercial Mortgage Trust
Series 2014-KYO, Class A
1.201%, 6/11/27 (a)(c)		1,316	1,301,219
Series 2014-SAVA, Class A
1.481%, 6/15/34 (a)(c)		608	603,442
H/2 Asset Funding NRE
Series 2015-1A
2.074%, 6/24/49 (a)(c)		1,256	1,252,577
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2014-INN, Class A
1.251%, 6/15/29 (a)(c)		1,760	1,750,686
Morgan Stanley Capital I Trust
Series 2015-XLF2, Class AFSA
2.201%, 8/15/26 (a)(c)		518	514,586
Series 2015-XLF2, Class SNMA
2.281%, 11/15/26 (a)(c)		518	514,211
PFP III Ltd.
Series 2014-1, Class A
1.515%, 6/14/31 (a)(c)		339	337,049
Resource Capital Corp., Ltd.
Series 2014-CRE2, Class A
1.401%, 4/15/32 (a)(c)		606	604,873
Starwood Retail Property Trust
Series 2014-STAR, Class A
1.551%, 11/15/27 (a)(c)		1,159	1,145,914
Wells Fargo Commercial Mortgage Trust
Series 2015-SG1, Class C
4.471%, 12/15/47 (d)		975	893,857

			9,791,643

Agency CMBS - 0.1%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates
Series K025, Class A1
1.875%, 4/25/22		123	123,119
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K008, Class A2
3.531%, 6/25/20		78	81,948
Series K010, Class A1
3.32%, 7/25/20		64	65,530
Series K011, Class A1
2.917%, 8/25/20		59	60,303
Series K021, Class A1
1.603%, 1/25/22		85	83,951

			414,851

Total Commercial Mortgage-Backed Securities (cost $69,523,649)			68,078,017

GOVERNMENTS - TREASURIES - 9.1%
Brazil - 0.3%
Brazil Notas do Tesouro Nacional
Series F
10.00%, 1/01/17	BRL	8,310	1,997,366

	Principal Amount (000)		U.S. $ Value
United States - 8.8%
U.S. Treasury Bonds
2.50%, 2/15/45	U.S. $	138	124,176
2.75%, 8/15/42		175	167,269
2.875%, 5/15/43-8/15/45		355	345,197
3.00%, 5/15/42-5/15/45		13,406	13,346,833
3.125%, 2/15/43-8/15/44		4,694	4,798,255
3.375%, 5/15/44		56	60,207
3.625%, 8/15/43-2/15/44		5,470	6,158,167
3.75%, 11/15/43		40	46,072
4.625%, 2/15/40		597	777,225
6.25%, 5/15/30		905	1,311,490
8.125%, 8/15/21		384	511,185
U.S. Treasury Notes
0.313%, 10/31/16 (c)		252	251,959
0.50%, 2/28/17-7/31/17		2,154	2,143,693
0.625%, 5/31/17-4/30/18		1,030	1,022,435
0.75%, 6/30/17-2/28/18		525	521,332
0.875%, 11/30/16-1/31/18		1,765	1,762,910
1.00%, 8/31/16-3/31/17		493	493,691
1.25%, 4/30/19		365	362,676
1.375%, 9/30/18-10/31/20		2,195	2,162,428
1.50%, 6/30/16-5/31/20		600	599,389
1.50%, 11/30/19 (e)		2,588	2,577,689
1.625%, 3/31/19-11/15/22		2,707	2,690,266
1.75%, 9/30/19-10/31/20		528	531,032
2.00%, 11/15/21-2/15/23		313	312,352
2.125%, 8/15/21-5/15/25		223	223,004
2.25%, 11/15/25		4,917	4,905,551
2.375%, 8/15/24		3,060	3,091,916
2.625%, 4/30/16		390	392,742
2.75%, 11/15/23		1,689	1,762,696
3.75%, 11/15/18		328	350,494

			53,804,331

Total Governments - Treasuries (cost $56,094,040)			55,801,697

COLLATERALIZED MORTGAGE OBLIGATIONS - 5.3%
GSE Risk Share Floating Rate - 2.9%
Bellemeade Re Ltd.
Series 2015-1A, Class M1
2.922%, 7/25/25 (a)(c)		785	779,975

	Principal Amount (000)	U.S. $ Value
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2013-DN2, Class M2
4.672%, 11/25/23 (c)	1,760	1,741,920
Series 2014-DN3, Class M3
4.422%, 8/25/24 (c)	840	804,602
Series 2014-DN4, Class M3
4.972%, 10/25/24 (c)	300	297,612
Series 2014-HQ3, Class M3
5.172%, 10/25/24 (c)	600	598,688
Series 2015-DNA1, Class M3
3.722%, 10/25/27 (c)	305	289,112
Series 2015-DNA2, Class M2
3.022%, 12/25/27 (c)	1,772	1,756,651
Series 2015-DNA3, Class M3
5.122%, 4/25/28 (c)	389	383,365
Series 2015-HQ1, Class M2
2.622%, 3/25/25 (c)	470	467,060
Series 2015-HQA1, Class M2
3.072%, 3/25/28 (c)	1,595	1,575,331
Series 2015-HQA2, Class M2
3.222%, 5/25/28 (c)	545	541,729
Series 2015-HQA2, Class M3
5.222%, 5/25/28 (c)	331	324,524
Federal National Mortgage Association Connecticut Avenue Securities
Series 2014-C03, Class 1M1
1.622%, 7/25/24 (c)	433	431,257
Series 2014-C04, Class 1M2
5.322%, 11/25/24 (c)	903	900,406
Series 2014-C04, Class 2M2
5.422%, 11/25/24 (c)	340	340,808
Series 2015-C01, Class 1M2
4.722%, 2/25/25 (c)	730	704,087
Series 2015-C01, Class 2M2
4.972%, 2/25/25 (c)	678	681,720
Series 2015-C02, Class 2M2
4.422%, 5/25/25 (c)	775	733,774
Series 2015-C03, Class 1M2
5.422%, 7/25/25 (c)	1,219	1,212,422
Series 2015-C03, Class 2M2
5.422%, 7/25/25 (c)	915	908,686
Series 2015-C04, Class 1M2
6.122%, 4/25/28 (c)	367	373,760
Series 2015-C04, Class 2M2
5.972%, 4/25/28 (c)	561	563,580
JP Morgan Madison Avenue Securities Trust
Series 2014-CH1, Class M2
4.672%, 11/25/24 (a)(c)	245	242,003
Wells Fargo Credit Risk Transfer Securities Trust
Series 2015-WF1, Class 1M2
5.447%, 11/25/25 (a)(c)	734	734,466
Series 2015-WF1, Class 2M2
5.697%, 11/25/25 (a)(c)	208	208,058

		17,595,596

	Principal Amount (000)	U.S. $ Value
Non-Agency Fixed Rate - 1.6%
Alternative Loan Trust
Series 2005-20CB, Class 3A6
5.50%, 7/25/35	219	207,952
Series 2005-57CB, Class 4A3
5.50%, 12/25/35	552	495,972
Series 2006-23CB, Class 1A7
6.00%, 8/25/36	343	330,924
Series 2006-24CB, Class A16
5.75%, 6/25/36	967	862,806
Series 2006-28CB, Class A14
6.25%, 10/25/36	671	570,397
Series 2006-J1, Class 1A13
5.50%, 2/25/36	597	536,726
Series 2007-2CB, Class 2A4
5.75%, 3/25/37	498	437,002
Chase Mortgage Finance Trust
Series 2007-S5, Class 1A17
6.00%, 7/25/37	279	237,207
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2, Class 1A4
2.626%, 5/25/35	601	564,546
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2006-10, Class 1A8
6.00%, 5/25/36	503	462,625
Series 2006-13, Class 1A18
6.25%, 9/25/36	774	700,652
Series 2006-13, Class 1A19
6.25%, 9/25/36	213	192,591
Series 2007-HYB2, Class 3A1
2.704%, 2/25/47	1,314	1,171,838
Credit Suisse Mortgage Trust
Series 2010-6R, Class 3A2
5.875%, 1/26/38 (a)	735	615,045
First Horizon Alternative Mortgage Securities Trust
Series 2006-FA3, Class A9
6.00%, 7/25/36	920	751,117
JP Morgan Alternative Loan Trust
Series 2006-A3, Class 2A1
2.815%, 7/25/36	351	292,395
JP Morgan Mortgage Trust
Series 2007-S3, Class 1A8
6.00%, 8/25/37	395	347,036
RBSSP Resecuritization Trust
Series 2009-7, Class 10A3
6.00%, 8/26/37 (a)	956	811,620
Residential Funding Mortgage Securities I Trust
Series 2005-SA3, Class 3A
2.873%, 8/25/35	20	18,295

	Principal Amount (000)	U.S. $ Value
Wells Fargo Mortgage Backed Securities Trust
Series 2007-8, Class 2A5
5.75%, 7/25/37	336	328,221

		9,934,967

Non-Agency Floating Rate - 0.7%
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2006-AR4, Class A2
0.612%, 12/25/36 (c)	1,823	1,133,953
HomeBanc Mortgage Trust
Series 2005-1, Class A1
0.672%, 3/25/35 (c)	841	721,809
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2015-SGP, Class A
2.031%, 7/15/36 (a)(c)	1,601	1,598,606
RBSSP Resecuritization Trust
Series 2010-9, Class 7A6
6.792%, 5/26/37 (a)(d)	897	741,470

		4,195,838

Agency Fixed Rate - 0.1%
Federal National Mortgage Association Grantor Trust
Series 2004-T5, Class AB4
0.837%, 5/28/35	323	274,945
Federal National Mortgage Association REMICS
Series 2014-4, Class PI
5.50%, 2/25/44 (f)	1,828	438,953

		713,898

Total Collateralized Mortgage Obligations (cost $32,904,551)		32,440,299

INFLATION-LINKED SECURITIES - 3.6%
United States - 3.6%
U.S. Treasury Inflation Index
0.125%, 4/15/19 (TIPS) (cost $22,293,034)	22,394	22,262,198

CORPORATES - NON-INVESTMENT GRADE - 3.0%
Financial Institutions - 1.5%
Banking - 1.4%
Bank of America Corp.
Series Z
6.50%, 10/23/24 (b)	399	420,446
Barclays Bank PLC
6.86%, 6/15/32 (a)(b)	226	257,640
7.75%, 4/10/23	814	868,945
Credit Agricole SA
7.875%, 1/23/24 (a)(b)	346	352,574

	Principal Amount (000)		U.S. $ Value
Credit Suisse Group AG
7.50%, 12/11/23 (a)(b)		283	296,442
HBOS Capital Funding LP
4.939%, 5/23/16 (b)	EUR	1,828	2,006,444
Intesa Sanpaolo SpA
5.017%, 6/26/24 (a)	U.S. $	1,201	1,181,603
Royal Bank of Scotland Group PLC
Series U
7.64%, 9/30/17 (b)		700	731,500
Royal Bank of Scotland PLC (The)
9.50%, 3/16/22 (a)		193	208,581
Societe Generale SA
5.922%, 4/05/17 (a)(b)		225	228,094
8.00%, 9/29/25 (a)(b)		615	625,477
UniCredit Luxembourg Finance SA
6.00%, 10/31/17 (a)		1,142	1,194,418

			8,372,164

Finance - 0.1%
AerCap Aviation Solutions BV
6.375%, 5/30/17		356	369,350
International Lease Finance Corp.
5.875%, 4/01/19		470	498,200

			867,550

			9,239,714

Industrial - 1.2%
Basic - 0.1%
Novelis, Inc.
8.375%, 12/15/17		143	139,067
Teck Resources Ltd.
4.50%, 1/15/21		1,485	757,350

			896,417

Capital Goods - 0.1%
Manitowoc Co., Inc. (The)
8.50%, 11/01/20		208	215,280
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
5.75%, 10/15/20		548	557,420

			772,700

Communications - Media - 0.0%
CSC Holdings LLC
8.625%, 2/15/19		222	236,430

Communications - Telecommunications - 0.4%
Numericable-SFR SAS
5.375%, 5/15/22 (a)	EUR	274	303,725
Sprint Capital Corp.
6.90%, 5/01/19	U.S. $	1,825	1,487,375

	Principal Amount (000)	U.S. $ Value
Wind Acquisition Finance SA
4.75%, 7/15/20 (a)	605	598,950

		2,390,050

Consumer Cyclical - Other - 0.3%
International Game Technology PLC
6.25%, 2/15/22 (a)	635	593,725
KB Home
4.75%, 5/15/19	552	535,440
MCE Finance Ltd.
5.00%, 2/15/21 (a)	418	383,515

		1,512,680

Consumer Non-Cyclical - 0.1%
Valeant Pharmaceuticals International, Inc.
6.125%, 4/15/25 (a)	715	638,138

Energy - 0.1%
ONEOK, Inc.
4.25%, 2/01/22	54	38,880
SM Energy Co.
6.50%, 1/01/23	72	52,920
Transocean, Inc.
6.50%, 11/15/20	700	483,000

		574,800

Technology - 0.1%
Advanced Micro Devices, Inc.
6.75%, 3/01/19	510	369,750

		7,390,965

Utility - 0.2%
Electric - 0.2%
AES Corp./VA
7.375%, 7/01/21	603	615,060
NRG Energy, Inc.
Series WI
6.25%, 5/01/24	457	383,971

		999,031

Non Corporate Sectors - 0.1%
Agencies - Not Government Guaranteed - 0.1%
NOVA Chemicals Corp.
5.25%, 8/01/23 (a)	645	638,550

Total Corporates - Non-Investment Grade (cost $20,287,231)		18,268,260

AGENCIES - 2.7%
Agency Debentures - 2.7%
Federal National Mortgage Association
6.25%, 5/15/29	170	230,481
6.625%, 11/15/30	185	261,985
Residual Funding Corp. Principal Strip
Zero Coupon, 7/15/20	17,342	15,840,634

Total Agencies (cost $15,130,375)		16,333,100

	Principal Amount (000)	U.S. $ Value
GOVERNMENTS - SOVEREIGN AGENCIES - 0.6%
Brazil - 0.2%
Petrobras Global Finance BV
5.75%, 1/20/20	1,349	1,058,965
Colombia - 0.1%
Ecopetrol SA
5.875%, 5/28/45	533	380,429
Germany - 0.0%
Landwirtschaftliche Rentenbank
5.125%, 2/01/17	80	83,474
Israel - 0.2%
Israel Electric Corp. Ltd.
Series 6
5.00%, 11/12/24 (a)	1,117	1,138,647
United Kingdom - 0.1%
Royal Bank of Scotland Group PLC
7.50%, 8/10/20 (b)	940	978,775

Total Governments - Sovereign Agencies (cost $4,004,696)		3,640,290

LOCAL GOVERNMENTS - MUNICIPAL BONDS - 0.5%
United States - 0.5%
State of California
Series 2010
7.625%, 3/01/40 (cost $2,122,524)	2,025	2,948,947

QUASI-SOVEREIGNS - 0.4%
Quasi-Sovereign Bonds - 0.4%
Chile - 0.3%
Corp. Nacional del Cobre de Chile
4.50%, 9/16/25 (a)	1,154	1,086,706
Empresa de Transporte de Pasajeros Metro SA
4.75%, 2/04/24 (a)	545	559,146

		1,645,852

Mexico - 0.1%
Petroleos Mexicanos
3.50%, 7/18/18-1/30/23	697	684,426

Total Quasi-Sovereigns (cost $2,365,390)		2,330,278

	Shares
PREFERRED STOCKS - 0.3%
Financial Institutions - 0.3%
Insurance - 0.3%
Allstate Corp. (The)
5.10%, 1/15/53 (cost $1,897,200)	71,003	1,753,064

Company	Shares		U.S. $ Value
COMMON STOCKS - 0.2%
Financials - 0.2%
Insurance - 0.2%
Mt Logan Re Ltd. (Preference Shares) (g)(h) (cost $1,000,000)		1,000	1,075,422

	Principal Amount (000)
GOVERNMENTS - SOVEREIGN BONDS - 0.1%
Mexico - 0.1%
Mexico Government International Bond
Series E
5.95%, 3/19/19 (cost $452,203)	U.S. $	404	448,440

EMERGING MARKETS - CORPORATE BONDS - 0.0%
Industrial - 0.0%
Communications - Telecommunications - 0.0%
Comcel Trust via Comunicaciones Celulares SA
6.875%, 2/06/24 (a) (cost $349,609)		355	273,350

SUPRANATIONALS - 0.0%
Supranational - 0.0%
Asian Development Bank
5.50%, 6/27/16		45	46,031
Inter-American Development Bank
5.125%, 9/13/16		50	51,557
International Bank for Reconstruction & Development
9.25%, 7/15/17		30	33,586
Nordic Investment Bank
Series G
5.00%, 2/01/17		100	104,284

Total Supranationals (cost $235,591)			235,458

SHORT-TERM INVESTMENTS - 2.5%
Governments - Treasuries - 2.5%
Japan - 2.5%
Japan Treasury Discount Bill
Series 564
Zero Coupon, 1/25/16 (cost $15,561,318)	JPY	1,850,000	15,391,712

Total Investments - 102.4% (cost $630,951,755) (k)			$627,937,465
Other assets less liabilities - (2.4)% (l)			(14,564,085)

Net Assets - 100.0%			$613,373,380

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at December 31, 2015	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Canadian Bond Futures	59	March 2016	$5,893,838	$6,011,715	$117,877
U.S. T-Note 2 Yr (CBT) Futures	223	March 2016	48,509,797	48,443,266	(66,531)
U.S. T-Note 5 Yr (CBT) Futures	411	March 2016	48,752,557	48,629,648	(122,909)
U.S. Ultra Bond (CBT) Futures	112	March 2016	17,641,808	17,773,000	131,192
Sold Contracts
EURO-BOBL Futures	158	March 2016	22,640,737	22,436,884	203,853
U.S. T-Note 10 Yr (CBT) Futures	71	March 2016	8,959,400	8,939,344	20,056

					$283,538

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	JPY	32,100	USD	267	1/08/16	$(255)
Bank of America, NA	JPY	814,100	USD	6,610	2/19/16	(169,815)
Barclays Bank PLC	USD	1,503	INR	100,720	1/22/16	15,351
Goldman Sachs Bank USA	BRL	8,726	USD	1,897	1/04/17	(66,869)
HSBC Bank USA	JPY	781,000	USD	6,334	1/08/16	(164,186)
JPMorgan Chase Bank	JPY	1,042,000	USD	8,495	1/19/16	(177,285)
JPMorgan Chase Bank	JPY	1,100,000	USD	9,225	3/25/16	54,390
Morgan Stanley & Co., Inc.	JPY	42,800	USD	356	1/19/16	(307)
Morgan Stanley & Co., Inc.	EUR	4,318	USD	4,693	1/27/16	(2,092)
Morgan Stanley & Co., Inc.	USD	4,467	EUR	4,207	1/27/16	107,613
Royal Bank of Scotland PLC	EUR	10,543	USD	11,214	1/27/16	(249,718)
Royal Bank of Scotland PLC	TWD	151,121	USD	4,620	1/29/16	41,859
Royal Bank of Scotland PLC	JPY	46,000	USD	383	3/25/16	(507)
Standard Chartered Bank	SGD	13,128	USD	9,330	1/08/16	71,826
Standard Chartered Bank	USD	2,461	SGD	3,494	1/08/16	2,649
Standard Chartered Bank	USD	2,130	SGD	3,019	1/08/16	(1,478)
State Street Bank & Trust Co.	JPY	12,000	USD	100	1/08/16	(95)
State Street Bank & Trust Co.	JPY	8,000	USD	67	1/19/16	(65)
State Street Bank & Trust Co.	USD	7,904	JPY	963,488	2/10/16	118,335
State Street Bank & Trust Co.	JPY	15,500	USD	129	3/25/16	(183)

						$(420,832)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at December 31, 2015	Notional Amount (000)	Market Value	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Morgan Stanley & Co., LLC/(INTRCONX):
CDX-NAIG Series 22, 5 Year Index, 6/20/19*	(1.00)%	0.73%	$(214,205)	$(206,396)	$7,809

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

				Rate Type
Clearing Broker /(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)	CAD	30,000	3/10/17	0.973%	3 Month CDOR	$(61,715)
Morgan Stanley & Co., LLC/(CME Group)	AUD	39,740	3/11/17	2.140%	3 Month BBSW	22,715
Morgan Stanley & Co., LLC/(CME Group)	CAD	28,300	6/05/17	1.054%	3 Month CDOR	(79,318)
Morgan Stanley & Co., LLC/(CME Group)	NZD	55,760	6/09/17	3.366%	3 Month BKBM	(314,763)
Morgan Stanley & Co., LLC/(CME Group)	AUD	35,600	6/09/17	2.218%	3 Month BBSW	(15,272)
Morgan Stanley & Co., LLC/(CME Group)		20,680	10/30/17	1.915%	3 Month BBSW	71,937
Morgan Stanley & Co., LLC/(CME Group)	GBP	10,300	6/05/20	6 Month LIBOR	1.651%	96,356
Morgan Stanley & Co., LLC/(CME Group)	AUD	6,050	3/11/25	6 Month BBSW	2.973%	(10,787)
Morgan Stanley & Co., LLC/(CME Group)	NZD	6,500	6/09/25	3 Month BKBM	4.068%	130,314
Morgan Stanley & Co., LLC/(CME Group)	AUD	3,860	6/09/25	6 Month BBSW	3.384%	78,241
Morgan Stanley & Co., LLC/(CME Group)		10,250	11/10/25	2.256%	3 Month LIBOR	(105,575)
Morgan Stanley & Co., LLC/(CME Group)	GBP	960	6/05/45	2.396%	6 Month LIBOR	(77,412)

						$(265,279)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at December 31, 2015	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citibank, NA:
Advanced Micro Devices, Inc., 7.75%, 8/01/20, 3/20/19*	(5.00)%	11.27%	510	$81,043	$29,350	$51,693
Sprint Communications, Inc., 8.375%, 8/15/17, 6/20/19*	(5.00)	9.61	850	107,033	(36,233)	143,266
Sprint Communications, Inc., 8.375%, 8/15/17, 6/20/19*	(5.00)	9.61	975	122,774	(43,094)	165,868
Sale Contracts
Credit Suisse International:
Anadarko Petroleum Corp., 5.95%, 9/15/16, 9/20/17*	1.00	1.17	3,000	(12,655)	(36,311)	23,656
Kohl’s Corp., 6.25% 12/15/17, 6/20/19*	1.00	0.83	124	599	(1,044)	1,643
Kohl’s Corp., 6.25% 12/15/17, 6/20/19*	1.00	0.83	210	1,015	(1,973)	2,988
Kohl’s Corp., 6.25% 12/15/17, 6/20/19*	1.00	0.83	85	411	(799)	1,210
Kohl’s Corp., 6.25% 12/15/17, 6/20/19*	1.00	0.83	86	413	(802)	1,215

				$300,633	$(90,906)	$391,539

*	Termination date

INFLATION (CPI) SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund		Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	$9,390	3/04/16	CPI	#	1.170%	$30,985

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	$11,590	1/30/17	1.059%	3 Month LIBOR	$(68,648)

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2015, the aggregate market value of these securities amounted to $118,220,422 or 19.3% of net assets.
(b)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(c)	Floating Rate Security. Stated interest rate was in effect at December 31, 2015.
(d)	Variable rate coupon, rate shown as of December 31, 2015.
(e)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(f)	IO - Interest Only
(g)	Restricted and illiquid security.

	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Mt Logan Re Ltd. (Preference Shares)	12/30/14	$1,000,000	$1,075,422	0.18%

(h)	The security is subject to a 12 month lock-up period, after which semi-annual redemptions are permitted.
(i)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(j)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(k)	As of December 31, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $ 9,770,475 and gross unrealized depreciation of investments was $(12,784,765), resulting in net unrealized depreciation of $(3,014,290).
(l)	An amount of U.S. $1,266,233 has been segregated to collateralize margin requirements for the open futures contracts at December 31, 2015.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	Great British Pound
INR	-	Indian Rupee
JPY	-	Japanese Yen
NZD	-	New Zealand Dollar
SGD	-	Singapore Dollar
TWD	-	New Taiwan Dollar
USD	-	United States Dollar

Glossary:

ABS	-	Asset-Backed Securities
ARMs	-	Adjustable Rate Mortgages
BA	-	Banker’s Acceptance
BBSW	-	Bank Bill Swap Reference Rate (Australia)

BKBM	-	Bank Bill Benchmark (New Zealand)
CBT	-	Chicago Board of Trade
CDOR	-	Canadian Dealer Offered Rate
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
CME	-	Chicago Mercantile Exchange
GSE	-	Government-Sponsored Enterprise
INTRCONX	-	Inter-Continental Exchange
LIBOR	-	London Interbank Offered Rates
REIT	-	Real Estate Investment Trust
TBA	-	To Be Announced
TIPS	-	Treasury Inflation Protected Security

Sanford C. Bernstein Fund, Inc.

Intermediate Duration Institutional Portfolio

December 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2015:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Corporates - Investment Grade	$	– 0	–	$162,153,136		$	– 0	–	$162,153,136
Mortgage Pass-Throughs		– 0	–	124,512,125			– 0	–	124,512,125
Asset-Backed Securities		– 0	–	91,555,402			8,436,270		99,991,672
Commercial Mortgage-Backed Securities		– 0	–	57,745,691			10,332,326		68,078,017
Governments - Treasuries		– 0	–	55,801,697			– 0	–	55,801,697
Collateralized Mortgage Obligations		– 0	–	2,312,504			30,127,795		32,440,299
Inflation-Linked Securities		– 0	–	22,262,198			– 0	–	22,262,198
Corporates - Non-Investment Grade		– 0	–	18,268,260			– 0	–	18,268,260
Agencies		– 0	–	16,333,100			– 0	–	16,333,100
Governments - Sovereign Agencies		– 0	–	3,640,290			– 0	–	3,640,290
Local Governments - Municipal Bonds		– 0	–	2,948,947			– 0	–	2,948,947
Quasi-Sovereigns		– 0	–	2,330,278			– 0	–	2,330,278
Preferred Stocks		1,753,064		– 0	–		– 0	–	1,753,064
Common Stocks		– 0	–	– 0	–		1,075,422		1,075,422
Governments - Sovereign Bonds		– 0	–	448,440			– 0	–	448,440
Emerging Markets - Corporate Bonds		– 0	–	273,350			– 0	–	273,350
Supranationals		– 0	–	235,458			– 0	–	235,458
Short-Term Investments		– 0	–	15,391,712			– 0	–	15,391,712

Total Investments in Securities		1,753,064		576,212,588			49,971,813		627,937,465
Other Financial Instruments* :
Assets:
Futures		472,978		– 0	–		– 0	–	472,978
Forward Currency Exchange Contracts		– 0	–	412,023			– 0	–	412,023
Centrally Cleared Credit Default Swaps		– 0	–	7,809			– 0	–	7,809
Centrally Cleared Interest Rate Swaps		– 0	–	399,563			– 0	–	399,563
Credit Default Swaps		– 0	–	391,539			– 0	–	391,539
Inflation (CPI) Swaps		– 0	–	30,985			– 0	–	30,985
Liabilities:
Futures		(189,440)		– 0	–		– 0	–	(189,440)
Forward Currency Exchange Contracts		– 0	–	(832,855)			– 0	–	(832,855)
Centrally Cleared Interest Rate Swaps		– 0	–	(664,842)			– 0	–	(664,842)
Interest Rate Swaps		– 0	–	(68,648)			– 0	–	(68,648)

Total^		$2,036,602		$575,888,162			$49,971,813		$627,896,577

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Asset-Backed Securities		Commercial Mortgage- Backed Securities		Collateralized Mortgage Obligations
Balance as of 9/30/15	$7,402,410		$7,798,639		$29,222,131
Accrued discounts/(premiums)	5,474		(3,361)		24,990
Realized gain (loss)	(66,133)		(643)		(32,994)
Change in unrealized appreciation/depreciation	3,001		(256,290)		(256,364)
Purchases/Payups	4,239,426		2,803,735		2,429,588
Sales/Paydowns	(3,147,908)		(9,754)		(2,206,656)
Transfers in to Level 3	– 0	–	– 0	–	947,100
Transfers out of Level 3	– 0	–	– 0	–	– 0	–

Balance as of 12/31/15	$8,436,270		$10,332,326		$30,127,795

Net change in unrealized appreciation/depreciation from investments held as of 12/31/15	($52,506)		$(256,290)		$(234,219)

	Common Stock		Total
Balance as of 9/30/15	$1,050,321		$45,473,501
Accrued discounts/(premiums)	– 0	–	27,103
Realized gain (loss)	– 0	–	(99,770)
Change in unrealized appreciation/depreciation	25,101		(484,552)
Purchases/Payups	– 0	–	9,472,749
Sales/Paydowns	– 0	–	(5,364,318)
Transfers in to Level 3	– 0	–	947,100
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 12/31/15	$1,075,422		$49,971,813	+

Net change in unrealized appreciation/depreciation from investments held as of 12/31/15	$25,101		$(517,914)

+	There were de minimis transfers under 1% of net assets during the reporting period.

As of December 31, 2015, all Level 3 securities were priced i) at net asset value, ii) by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Sanford C. Bernstein Fund II, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	February 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	February 23, 2016

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	February 23, 2016